Capitalized Commission Assets - Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions [Abstract]
Beginning balance	R 374,521	R 287,054
Additions	223,448	163,716
Amortization	(100,223)	(83,155)
Translation adjustments	(3,694)	6,906
Ending balance	R 494,052	R 374,521